Notes to the Consolidated Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2025
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	8,727	186	17,622	493
Switzerland
CRISPR	5,709	1,059	9,187	1,645
Total	14,436	1,245	26,809	2,138

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	8,853	207	—	—
ii) research and development services considered distinct within the agreements	1,548	1,038	—	—
iii) delivery of products	—	—	4,035	—
Total	10,401	1,245	4,035	—

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	16,545	415	—	—
ii) research and development services considered distinct within the agreements	4,289	1,717	—	—
iii) delivery of products	—	—	5,975	6
Total	20,834	2,132	5,975	6

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2024	June 30, 2025
		(EUR k)	(EUR k)
GSK	EUR 645,000k	—	—
CRISPR	USD 8,500k (EUR 7,626k)*	—	174
Total		—	174
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2024	2025	2024	2025
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	7,179	—	13,333	—
CRISPR	1,674	207	3,212	415
Total	8,853	207	16,545	415

Schedule of contract balances

	December 31,	June 30,
	2024	2025
	EUR k	EUR k
Trade receivables	14,077	409
Contract assets	2,764	—
Contract liabilities (non-current)	—	174

Schedule of cost of sales, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,024)	(129)	(21,420)	(192)
Materials	(28,711)	(1,804)	(34,080)	(2,353)
Third-party services	(1,095)	(279)	(22,461)	(542)
Maintenance and lease	(536)	—	(1,733)	—
Amortization and depreciation	(1,074)	(1)	(2,103)	(1)
Other	(283)	—	(616)	—
Total	(40,723)	(2,212)	(82,412)	(3,087)

R&D expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Materials	(3,719)	(1,971)	(9,280)	(3,834)
Personnel	(10,344)	(17,522)	(19,402)	(35,644)
Amortization, depreciation and impairment	(5,802)	(2,434)	(7,642)	(5,081)
Patents and fees to register/protect a legal right	(5,598)	(3,681)	(10,057)	(9,448)
Third-party services	(3,992)	(7,208)	(8,677)	(13,363)
Maintenance and lease	(1,383)	(1,708)	(3,404)	(4,174)
Other	(254)	(356)	(455)	(929)
Total	(31,093)	(34,879)	(58,918)	(72,473)

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Personnel	(4,986)	(5,196)	(11,157)	(10,463)
Maintenance and lease	(1,260)	(2,113)	(2,304)	(3,473)
Third-party services	(4,688)	(6,708)	(12,307)	(12,527)
Legal and other professional services	(2,298)	(8,900)	(3,799)	(10,475)
Amortization and depreciation	(2,225)	(1,895)	(4,456)	(4,074)
Other	(474)	(582)	(1,027)	(791)
Total	(15,931)	(25,394)	(35,050)	(41,803)